CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues	¥ 1,083,045	$ 157,026	¥ 4,339,603	¥ 5,285,195
Cost of revenues	(548,043)	(79,459)	(1,068,340)	(1,643,365)
Cost of revenues-related parties	(14,564)	(2,112)	(103,286)	(31,051)
Gross profit	520,438	75,455	3,167,977	3,610,779
Operating expenses:
Research and development expenses	(184,604)	(26,765)	(551,612)	(947,871)
Sales and marketing expenses	(552,771)	(80,144)	(3,467,933)	(3,377,368)
Sales and marketing expenses-related parties	(7,945)	(1,152)	(15,840)	(4,192)
General and administrative expenses	(155,445)	(22,537)	(431,913)	(392,816)
Total operating expenses	(900,765)	(130,598)	(4,467,298)	(4,722,247)
Other operating income	61,829	8,964	106,098	79,299
Loss from operations	(318,498)	(46,179)	(1,193,223)	(1,032,169)
Interest income	1,370	199	3,174	10,419
Interest expense	(468,612)	(67,942)	(35,477)	(38,143)
Foreign exchange related gains/(loss), net	(903)	(131)	(1)	(7,183)
Investment income/(loss) including impairment, net	(45,877)	(6,652)	(36,041)	(31,788)
Other income/(expenses), net	(81,879)	(11,872)	27,637	(7,310)
Loss before income taxes	(914,399)	(132,577)	(1,233,931)	(1,106,174)
Income tax benefit/(expense)	1,048	152	(3,050)	1,008
Equity in loss of affiliate companies	(1,416)	(205)	(3,195)
Net loss	(914,800)	(132,630)	(1,240,176)	(1,105,166)
Net loss attributable to non-controlling interests			559	727
Net loss attributable to Qutoutiao Inc.	(914,767)	(132,630)	(1,239,617)	(1,104,439)
Accretion to redemption value of convertible redeemable preferred shares of a subsidiary	(124,677)	(18,076)	(108,896)	(48,277)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary				14,842
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(1,039,444)	(150,706)	(1,348,513)	(1,137,874)
Net loss	(914,800)	(132,630)	(1,240,176)	(1,105,166)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(231,844)	(33,614)	44,690	102,254
Total comprehensive loss	(1,146,611)	(166,244)	(1,195,486)	(1,002,912)
Comprehensive loss attributable to non-controlling interests			559	727
Comprehensive loss attributable to Qutoutiao Inc.	¥ (1,146,611)	$ (166,244)	¥ (1,194,927)	¥ (1,002,185)
Net loss per share attributable to Qutoutiao Inc.'s ordinary shareholders
Earnings Per Share, Basic | (per share)	¥ (13.56)	$ (1.97)	¥ (17.8)	¥ (15.69)
Earnings Per Share, Diluted | (per share)	¥ (13.56)	$ (1.97)	¥ (17.8)	¥ (15.69)
Weighted average number of ordinary shares used in per share calculation:
Weighted Average Number of Shares Outstanding, Basic | shares	76,629,816	76,629,816	75,767,532	72,513,077
Weighted Average Number of Shares Outstanding, Diluted | shares	76,629,816	76,629,816	75,767,532	72,513,077
Advertising and Marketing Revenue
Net revenues	¥ 836,926	$ 121,343	¥ 4,050,120	¥ 4,795,960
Advertising And Marketing Revenue Related Parties
Net revenues	2,451	355	40,263	250,875
Other Revenue
Net revenues	¥ 243,668	$ 35,328	¥ 249,220	¥ 238,360